Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2023
Prepayments and Other Current Assets
Prepayments and Other Current Assets

4.    Prepayments and Other Current Assets

The following is a summary of prepayments and other current assets (in thousands):

	As of December 31,
	2022	2023
	RMB	RMB
Deductible input value-added tax	29,941	21,272
Prepayment for promotion and advertising expense and other operation expenses	59,409	63,322
Other receivable related to exercise of employee options	11,216	13,577
Prepaid content costs	36,884	28,857
Interest income receivables	12,320	30,257
Rental and other deposits	31,181	35,689
Inventories	10,347	22,186
Others	7,951	16,856
Total	199,249	232,016